Schedule of Investments (unaudited)
June 30, 2020
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	245	$ 243,708
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)		866	879,740
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16%, 11/15/22		2,100	2,112,649
Total Asset-Backed Securities — 0.3% (Cost: $3,211,238)			3,236,097
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 12.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	1,042,626
BANK, Series 2020-BN26, Class B, 2.91%, 03/15/63(b)		2,595	2,518,777
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	4,199,242
BX Commercial Mortgage Trust, Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.64%, 10/15/36(a)(c)		4,013	3,912,245
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		4,207	4,382,684
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,375,519
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(a)		1,750	1,732,748
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,235,104
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/35(a)		4,700	4,960,896
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(a)(b)		2,005	2,042,769
Commercial Mortgage Trust
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.63%), 0.82%, 03/10/46(a)(c)		57	56,235
Series 2013-WWP, Class A2, 3.42%, 03/10/31(a)		1,950	2,071,812
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	2,197,319
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,215	1,315,586
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		3,730	3,951,116
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		3,960	4,076,181
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		1,203	1,209,981
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)		3,017	3,236,198
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)		2,381	2,546,134
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	1,034,172
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	670,062
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(b)		2,425	2,406,631
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		5,040	5,266,876
Series 2016-C1, Class ASB, 3.32%, 03/15/49		3,500	3,686,148
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		1,790	1,882,841
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	916,438
Series 2020-MKST, Class B, (1 mo. LIBOR US + 1.05%), 1.24%, 12/15/36(a)(c)		1,540	1,478,144
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, (1 mo. LIBOR US + 1.04%), 1.22%, 03/15/37(a)(c)	USD	621	$ 613,488
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		2,740	2,784,186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,247,413
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)		4,700	4,789,741
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(b)		1,700	1,734,326
Series 2014-MP, Class A, 3.47%, 08/11/33(a)		14,700	15,028,126
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		3,730	3,941,962
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.09%, 07/15/35(a)(c)		1,910	1,823,865
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		3,464	3,665,420
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57		1,321	1,428,823
Series 2018-3, Class MA, 3.50%, 08/25/57		1,858	2,013,234
Series 2018-4, Class MA, 3.50%, 03/25/58		3,178	3,450,529
Series 2019-2, Class MA, 3.50%, 08/25/58		1,081	1,178,568
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		3,845	4,061,762
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		3,920	4,114,272
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,718,494
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.00%), 1.19%, 08/15/45(a)(c)		2,479	2,473,146
Series 2014-C21, Class A4, 3.41%, 08/15/47		2,805	2,979,838
Series 2014-LC14, Class A4, 3.77%, 03/15/47		5,590	5,942,259
			130,393,936
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.92%, 10/10/47(b)		52,318	1,302,216
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.73%, 06/15/52(b)		13,104	1,358,330
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		123,515	130,740
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47(b)		645	16,344
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(b)		10,395	1,046,209
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.91%, 05/15/51(b)		8,691	391,806
			4,245,645
Total Non-Agency Mortgage-Backed Securities — 12.7% (Cost: $132,693,971)			134,639,581
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.4%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		1,302	1,458,833
Series 2010-141, Class LZ, 4.50%, 12/25/40		1,198	1,319,337
Series 2011-131, Class LZ, 4.50%, 12/25/41(d)		752	835,224
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,869	2,039,237
Series 2013-81, Class YK, 4.00%, 08/25/43		200	244,007
Series 2017-76, Class PB, 3.00%, 10/25/57		900	1,011,159
Series 2018-21, Class CA, 3.50%, 04/25/45		4,830	5,017,489
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.02%, 05/25/48(c)		5,110	5,758,346

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40	USD	338	$ 407,243
Series 3780, Class ZA, 4.00%, 12/15/40		1,188	1,442,355
Series 3960, Class PL, 4.00%, 11/15/41		900	1,044,293
Series 4384, Class LB, 3.50%, 08/15/43		1,400	1,550,090
Ginnie Mae
Series 2014-107, Class WX, 6.80%, 07/20/39(b)		731	853,064
Series 2016-123, Class LM, 3.00%, 09/20/46(d)		600	667,823
Series 2019-5, Class P, 3.50%, 07/20/48		1,725	1,836,630
			25,485,130
Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2019-7, Class V, 3.00%, 05/16/35		292	324,776
Interest Only Collateralized Mortgage Obligations — 1.8%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,861	168,795
Series 2014-68, Class YI, 4.50%, 11/25/44		984	155,645
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.07%, 09/25/45(c)		5,047	1,031,739
Series 2015-74, Class IA, 6.00%, 10/25/45(d)		7,601	1,789,219
Series 2015-77, Class IO, 6.00%, 10/25/45(d)		8,979	2,112,740
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 5.92%, 09/25/46(c)		2,352	473,619
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 5.92%, 05/25/39(c)		3,028	608,747
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 5.92%, 05/25/47(c)		3,880	812,803
Series 2017-68, Class IE, 4.50%, 09/25/47		4,443	668,512
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 5.97%, 09/25/47(c)		2,543	565,518
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.87%, 06/25/49(c)		6,303	1,367,598
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.92%, 07/25/49(c)		2,432	478,545
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 5.92%, 03/25/49(c)		17,199	3,694,818
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		581	50,988
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 5.97%, 10/15/42(c)		3,638	672,384
Series 4533, Class JI, 5.00%, 12/15/45		1,548	286,934
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 5.92%, 07/25/49(c)		4,443	883,966
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 5.77%, 12/25/49(c)		8,867	1,632,843
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.01%, 07/20/47(c)		3,766	770,691
Series 2017-139, Class IB, 4.50%, 09/20/47		2,136	311,753
Series 2017-144, Class DI, 4.50%, 09/20/47		1,506	216,619
Series 2018-154, Class SW, (1 mo. LIBOR US + 6.20%), 6.01%, 11/20/48(c)		1,795	222,955
Series 2019-133, Class EI, 4.50%, 04/20/49		5,004	427,236
			19,404,667
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Ginnie Mae
Series 2013-63, Class IO, 0.80%, 09/16/51(b)		19,975	838,474
Series 2016-105, Class IO, 0.99%, 10/16/57(b)		16,855	970,553
Series 2016-128, Class IO, 0.95%, 09/16/56(b)		22,824	1,496,400
Series 2016-151, Class IO, 1.06%, 06/16/58(b)		49,362	3,350,057
Series 2016-45, Class IO, 0.98%, 02/16/58(b)		18,440	1,111,336
Series 2016-67, Class IO, 1.06%, 07/16/57(b)		13,262	810,095
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2017-171, Class IO, 0.69%, 09/16/59(b)	USD	25,100	$ 1,447,108
Series 2017-53, Class IO, 0.67%, 11/16/56(b)		15,384	740,078
Series 2017-61, Class IO, 0.76%, 05/16/59(b)		3,946	242,919
Series 2017-64, Class IO, 0.70%, 11/16/57(b)		33,282	1,782,451
			12,789,471
Mortgage-Backed Securities — 150.8%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		2,570	2,672,206
2.50%, 09/01/27 - 12/01/33		18,395	19,463,246
3.00%, 04/01/28 - 05/01/50		81,440	87,240,558
3.50%, 03/01/29 - 06/01/50		96,667	105,219,986
4.00%, 02/01/31 - 03/01/50		74,236	81,144,084
4.50%, 05/01/24 - 04/01/49		29,317	32,200,996
5.00%, 02/01/35 - 01/01/49		15,483	17,583,016
5.50%, 05/01/34 - 05/01/44		5,151	5,907,997
6.00%, 02/01/38 - 07/01/41		3,168	3,694,773
6.50%, 07/01/37 - 01/01/38		38	42,632
Freddie Mac Mortgage-Backed Securities
2.50%, 02/01/30 - 04/01/31		3,439	3,654,366
3.00%, 09/01/27 - 12/01/46		22,130	23,815,033
3.50%, 09/01/30 - 05/01/50		22,785	24,624,903
4.00%, 08/01/40 - 08/01/47		9,434	10,440,113
4.50%, 05/01/24 - 09/01/48		2,751	3,008,908
5.00%, 05/01/28 - 03/01/49		6,866	7,785,157
5.50%, 01/01/28 - 06/01/41		1,341	1,525,393
6.00%, 08/01/28 - 11/01/39		545	633,121
Ginnie Mae Mortgage-Backed Securities
2.50%, 07/15/50(e)		43,141	45,412,643
3.00%, 12/20/44 - 07/15/50(e)		91,010	96,638,767
3.50%, 01/15/42 - 07/15/50(e)(f)		189,843	200,949,168
4.00%, 04/20/39 - 07/15/50(e)		44,977	48,050,316
4.50%, 09/20/39 - 07/15/50(e)		20,773	22,474,389
5.00%, 07/15/33 - 07/15/50(e)		7,479	8,207,278
5.50%, 07/15/38 - 12/20/41		812	939,151
Uniform Mortgage-Backed Securities
2.00%, 07/01/35 - 07/01/50(e)		43,960	45,015,702
2.50%, 07/01/35 - 07/01/50(e)		371,384	387,022,486
3.00%, 07/01/35 - 07/01/50(e)		150,518	158,440,114
3.50%, 07/01/35 - 07/01/50(e)		26,857	28,246,590
4.00%, 07/01/35 - 07/01/50(e)		29,548	31,309,341
4.50%, 07/01/50(e)		81,563	87,635,620
5.00%, 07/01/50(e)		8,883	9,707,453
			1,600,705,506
Total U.S. Government Sponsored Agency Securities — 156.2% (Cost: $1,630,524,820)			1,658,709,550
Total Long-Term Investments — 169.2% (Cost: $1,766,430,029)			1,796,585,228
Short-Term Securities
Certificates of Deposit — 3.2%
Barclays Bank PLC, New York, 0.70%, 02/01/21		34,400	34,396,289
Shares
Money Market Funds — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.08%	6,260,659	6,260,659

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations — 12.2%
U.S. Treasury Bills
0.11%, 07/09/20	USD	9,594	$ 9,593,755
0.13%, 07/16/20		33,536	33,534,218
0.12%, 07/21/20		19,204	19,202,746
0.14%, 07/30/20		1,232	1,231,871
0.14%, 08/04/20		41,062	41,056,764
0.12%, 08/18/20		24,864	24,859,442
			129,478,796
Total Short-Term Securities — 16.0% (Cost: $170,139,572)			170,135,744
Total Investments Before Options Written and TBA Sale Commitments — 185.2% (Cost: $1,936,569,601)			1,966,720,972
TBA Sale Commitments(e)
Mortgage-Backed Securities — (49.6)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 07/15/50		(335)	(354,930)
3.50%, 07/15/50		(111,720)	(117,886,420)
Uniform Mortgage-Backed Securities
2.00%, 07/01/35 - 07/01/50		(21,980)	(22,528,704)
2.50%, 07/01/35 - 07/01/50		(244,096)	(254,459,815)
3.00%, 07/01/50		(51,623)	(54,369,505)
3.50%, 07/01/35 - 07/01/50		(71,305)	(74,985,223)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/35 - 07/01/50	USD	(171)	$ (181,138)
4.50%, 07/01/50		(26)	(27,936)
5.50%, 07/01/50		(1,637)	(1,801,239)
6.00%, 07/01/50		(600)	(667,885)
Total TBA Sale Commitments — (49.6)% (Proceeds: $525,695,358)			(527,262,795)
Options Written — (0.0)% (Premiums Received: $301,112)			(285,289)
Total Investments Net of Options Written and TBA Sale Commitments — 135.6% (Cost: $1,410,573,131)			1,439,172,888
Liabilities in Excess of Other Assets — (35.6)%			(377,486,046)
Net Assets — 100.0%			$ 1,061,686,842
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To-be-Announced
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	31	09/30/20	$ 6,846	$ 4,509
Short Contracts
Euro Dollar	42	09/14/20	10,472	(52,470)
U.S. Treasury Bonds (30 Year)	64	09/21/20	11,428	(66,113)
U.S. Treasury Notes (10 Year)	135	09/21/20	18,788	12,769
U.S. Ultra Treasury Bonds	39	09/21/20	8,508	(110,949)
U.S. Ultra Treasury Notes (10 Year)	8	09/21/20	1,260	(3,858)
U.S. Treasury Notes (5 Year)	278	09/30/20	34,957	(116,554)
Euro Dollar	41	12/14/20	10,220	(49,519)
Euro Dollar	42	03/15/21	10,479	(32,895)
Euro Dollar	16	06/14/21	3,993	(25,044)
Euro Dollar	16	09/13/21	3,993	(17,072)
Euro Dollar	32	12/13/21	7,984	(34,832)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series M Portfolio
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro Dollar	18	03/14/22	$ 4,492	$ (10,975)
Euro Dollar	15	12/19/22	3,740	(23,271)
				(530,783)
				$ (526,274)
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year)	203	08/21/20	USD	140.00	USD	28,420	$ (88,812)
U.S. Treasury Notes (5 Year)	249	08/21/20	USD	125.25	USD	31,187	(159,516)
							(248,328)
Put
U.S. Treasury Notes (5 Year)	249	08/21/20	USD	125.25	USD	31,187	(36,961)
							$ (285,289)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.65%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	08/15/21	USD	2,000	$ (42,735)	$ 23	$ (42,758)
1.68%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	06/24/22	USD	15,500	(452,522)	181	(452,703)
1.72%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	06/26/22	USD	4,400	(132,367)	52	(132,419)
1.84%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	07/18/22	USD	8,000	(310,745)	94	(310,839)
3-month LIBOR, 0.30%	Quarterly	1.62%	Semi-Annual	07/21/22	USD	20,000	667,720	—	667,720
3-month LIBOR, 0.30%	Quarterly	1.63%	Semi-Annual	07/21/22	USD	8,000	269,491	—	269,491
1.81%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	07/25/22	USD	4,500	(172,950)	53	(173,003)
1.78%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	07/26/22	USD	9,700	(366,844)	114	(366,958)
3-month LIBOR, 0.30%	Quarterly	1.60%	Semi-Annual	08/04/22	USD	18,700	639,666	172	639,494
1.53%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	08/08/22	USD	15,500	(508,314)	182	(508,496)
3-month LIBOR, 0.30%	Quarterly	1.42%	Semi-Annual	09/10/22	USD	5,300	162,555	45	162,510
1.61%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	10/01/29	USD	6,300	(583,909)	98	(584,007)
							$ (830,954)	$ 1,014	$ (831,968)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series M Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 793,253	$ 189,117	$ 604,136
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	832,916	208,300	624,616
							$ 1,626,169	$ 397,417	$ 1,228,752
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	8,000	$ (1,551,250)	$ (952,965)	$ (598,285)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	10,400	(2,016,624)	(469,541)	(1,547,083)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,397	(877,432)	(318,013)	(559,419)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(748,737)	(273,476)	(475,261)
								$ (5,194,043)	$ (2,013,995)	$ (3,180,048)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 3,236,097	$ —	$ 3,236,097
Non-Agency Mortgage-Backed Securities	—	134,639,581	—	134,639,581
U.S. Government Sponsored Agency Securities	—	1,653,304,544	5,405,006	1,658,709,550

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BATS: Series M Portfolio
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Certificates of Deposit	$ —	$ 34,396,289	$ —	$ 34,396,289
Money Market Funds	6,260,659	—	—	6,260,659
U.S. Treasury Obligations	—	129,478,796	—	129,478,796
Liabilities
TBA Sale Commitments	—	(527,262,795)	—	(527,262,795)
	$ 6,260,659	$ 1,427,792,512	$ 5,405,006	$ 1,439,458,177
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,228,752	$ —	$ 1,228,752
Interest Rate Contracts	17,278	1,739,215	—	1,756,493
Liabilities
Credit Contracts	—	(3,180,048)	—	(3,180,048)
Interest Rate Contracts	(828,841)	(2,571,183)	—	(3,400,024)
	$ (811,563)	$ (2,783,264)	$ —	$ (3,594,827)
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.